LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
LONG-TERM INVESTMENTS
Schedule of long-term investments

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$
Equity investments without readily determinable fair value	28,699	28,699	4,104
Equity method investments	428,842	415,463	59,410
Available-for-sale debt securities	14,625	—	—
Less: Impairment loss	—	(22,160)	(3,169)
Total	472,166	422,002	60,345

Schedule of equity investments without readily determinable fair value

		Equity interest owned by the
		Group
		As at December 31,
	Note	2024		2025
		RMB		RMB
Allcure Information	i)	22,160	9.6%	—	9.6%
Legion Healthcare Partners LLC	ii)	6,439	5.83%	6,439	5.80%
Beijing He Xu elderly Care Service Co., Ltd.	iii)	100	4.00%	100	4.00%
Total		28,699		6,539
i)	20% equity interest of Allcure Information was obtained in 2015. During year ended December 31, 2018 Allcure Information issued new shares to other investors and diluted the share ownership of the Group to 9.6%. As of December 31, 2024 and 2025, the share ownership of the Group remained 9.6%. As of December 31, 2024, no impairment was recorded for the investment. During the year ended December 31, 2025, the Group identified a significant adverse event as Allcure Information’s assets were frozen. Based on this qualitative impairment indicator and management’s assessment that the recoverability of the investment is highly doubtful, the Group concluded that the investment was fully impaired. Consequently, a full impairment loss was recognized to reduce the carrying value of the investment in Allcure Information to nil for the year ended December 31, 2025.
ii)	In March, 2021, the Group obtained the 5.8% equity interest of Legion Healthcare Partners LLC through purchase. As of December 31, 2024 and 2025, the share ownership of the Group remained 5.8%. As of December 31, 2024 and 2025, no impairment was recorded for the investment.
iii)	In August, 2024, the Group obtained the 4.0% equity interest of Beijing He Xu elderly Care Service Co., LTD through equity purchase. As of December 31, 2025, the share ownership of the Group remained 4.0% and no impairment was recorded for the investment.

Schedule of equity method investments

		Equity interest owned by the
		Group
		as at December 31,
	Notes	2024		2025
		RMB		RMB
Xi’an JiangyuanAndike Ltd. (“JYADK”)		16,440	29.70%	17,122	29.70%
Suzhou Shengshan Huiying Venture Capital Investment LLP. (“Suzhou Shengshan”)	i)	5,198	5.15%	1,370	5.15%
Zhejiang Marine Leasing Ltd.	ii)	196,488	20.00%	212,600	20.00%
Guangdong Hengjian Proton Medical Industry Co., Ltd. (“Guangdong Hengjian”)	iii)	85,781	14.20%	85,643	14.20%
Shanghai Xinhe Enterprise Management Center (Limited Partnership) (“Shanghai Xinhe”)		22,448	72.23%	—	0.00%
Shanghai Changshengshu Management Co. Ltd. (“Shanghai Changshengshu”)		663	20.00%	—	0.00%
Guangzhou Yicheng Biological Immune Technology Co. Ltd. (“Guangzhou Yicheng”)		178	30.00%	—	0.00%
Hebei CSPC Concord Hospital Management Co., LTD.(“Hebei CSPC Concord”)	iv)	101,646	51.00%	98,728	51.00%
Total		428,842		415,463
i)	In 2017, the Group entered into a partnership agreement to subscribe for 8.13% interest in Suzhou Shengshan, a partnership engaged in equity and capital investment, with a subscription amount of RMB10,000. In 2018 and 2019, with the subscribed capital injection from new investors, the equity interest that the Group shared in Suzhou Shengshan was diluted to 5.41% and 5.15% respectively as of December 31, 2018 2019 and 2020. As of December 31, 2024 and 2025, the percentage the Group held remained unchanged. According to the partnership agreement, the Group acts as a limited partner and has significant influence over Suzhou Shengshan’s daily operation due to it’s agreed that all issue of operation and management shall be subject to the unanimous consent of all partners. The Group received distribution from Suzhou Shengshan in the amount of nil and nil in 2024 and 2025, respectively.
ii)	On February 28, 2019, China Medical Service Holdings Ltd. (HK), a subsidiary of the Group, entered into a shares purchase agreement with Merge Limited to purchase 20% equity interests of Zhejiang Marine. As the Group held 20% equity share and had the ability to exercise significant influence over the Zhejiang Marine, the Group applied the equity method of accounting to the investment. The registration change was completed on June 10, 2020 and Zhejiang Marine became an associate company of the Group since then. The Group received dividends from Zhejiang Marine in the amount of RMB10,000 and RMB2,000 (US$286) in 2024 and 2025, respectively. The total book value of the Group’s long-term investments pledged to secure other borrowings as of December 31, 2024 and 2025 was RMB196,487 and RMB212,600 (US$30,401) (note 19), respectively.
iii)	In December 2020, Aohua Technology, a subsidiary of the Group, entered into a capital increase agreement with Guangdong Hengjian and the original shareholders of Guangdong Hengjian to obtain 37.21% shares of Guangdong Hengjian with the consideration amount of RMB346,748. The registration change was completed on January 13, 2021, and as of December 31, 2024 and 2025, RMB86,649 has been paid, which takes 14.20% shares. The Group has significant influence over Guangdong Hengjian due to the Group was entitled to delegate 2 out of 5 directors in the board and participated in policy-making processes of Guangdong Hengjian. As of December 31, 2025, all of the equity interests held by Aohua Technology have been pledged to secure the external borrowings of Guangdong Hengjian.
iv)	In September 2023, Concord Healthcare Group Co., Ltd. (a subsidiary of the Group) approved a board resolution to establish a joint venture hospital with CSPC Pharmaceutical Group Limited (“CSPC”), subsequently founding Hebei CSPC Concord Hospital Management Co., LTD. (“Hebei CSPC Concord”) in January 2025. The Group invested RMB102 million in the joint venture for a 51% equity interests. However, as the shareholders’ agreement requires unanimous approval from both CSPC and the Group for all major decisions, the Group maintains significant influence over but does not control Hebei CSPC Concord. As of December 31, 2024 and 2025, the Group retained its 51% equity interests in Hebei CSPC Concord.